Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000242831
Shareholder Report [Line Items]
Fund Name	Hull Tactical US ETF
Trading Symbol	HTUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hull Tactical US ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hulltacticalfunds.com/htus/documents/. You can also request this information by contacting us at (844) 484-2484.
Additional Information Phone Number	(844) 484-2484
Additional Information Website	https://www.hulltacticalfunds.com/htus/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hull Tactical US ETF	$110	0.91%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (June 24, 2015)
Hull Tactical US ETF - NAV	42.99%	15.26%	10.95%
S&P 500® Index	38.02%	15.27%	13.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 79,502,562	$ 79,502,562
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 468,034
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,502,562
Number of Portfolio Holdings	26
Advisory Fee	$468,034
Portfolio Turnover	112%

Holdings [Text Block]

Asset Type Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.9%
Purchased Options	0.1%
U.S. Treasury Obligations	27.4%
Exchange-Traded Funds	60.6%